INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Intangible assets, gross carrying amount (Details) - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Intangible assets
Balance at beginning of the year	$ 35,333,464	$ 39,616,426
Balance at end of the year	67,342,362	35,333,464	$ 39,616,426
Gross carrying amount
Intangible assets
Balance at beginning of the year	42,832,837	45,848,737	29,155,315
Additions	32,404,339	2,855,479	4,062,514
Additions from business combination	2,923,897
Disposals	(3,900,639)	(286,496)	(359,308)
Foreign currency translation	3,758,769	(5,584,883)	2,064,127
Balance at end of the year	78,019,203	42,832,837	45,848,737
Soybean HB4
Intangible assets
Balance at beginning of the year	7,345,923	6,120,336
Balance at end of the year	27,611,142	7,345,923	6,120,336
Soybean HB4 | Gross carrying amount
Intangible assets
Balance at beginning of the year	7,345,923	6,120,336	4,927,853
Additions	20,471,002	1,225,587	1,192,483
Disposals	(205,783)
Balance at end of the year	27,611,142	7,345,923	6,120,336
Ecoseed integrated products
Intangible assets
Balance at beginning of the year	2,296,955	2,627,946
Balance at end of the year	2,558,220	2,296,955	2,627,946
Ecoseed integrated products | Gross carrying amount
Intangible assets
Balance at beginning of the year	2,296,955	2,627,946
Additions		38,143	2,627,946
Foreign currency translation	261,265	(369,134)
Balance at end of the year	2,558,220	2,296,955	2,627,946
Microbiology products
Intangible assets
Balance at beginning of the year	2,503,631	2,208,117
Balance at end of the year	3,996,657	2,503,631	2,208,117
Microbiology products | Gross carrying amount
Intangible assets
Balance at beginning of the year	3,867,593	3,267,200	2,505,864
Additions	1,791,008	1,358,315	41,485
Disposals	(51,716)	(286,496)	(318,949)
Foreign currency translation	430,795	(471,426)	197,047
Balance at end of the year	6,037,680	3,867,593	3,267,200
Trademarks and patents
Intangible assets
Balance at beginning of the year	6,374,782	8,063,648
Balance at end of the year	6,923,256	6,374,782	8,063,648
Trademarks and patents | Gross carrying amount
Intangible assets
Balance at beginning of the year	8,432,746	9,810,822	6,278,706
Additions	4,834
Additions from business combination	499,329
Foreign currency translation	887,262	(1,378,076)	545,377
Balance at end of the year	9,824,171	8,432,746	9,810,822
Software
Intangible assets
Balance at beginning of the year	686,965	994,723
Balance at end of the year	1,849,041	686,965	994,723
Software | Gross carrying amount
Intangible assets
Balance at beginning of the year	2,088,929	2,149,340	1,444,603
Additions	2,205,796	233,434	200,600
Disposals	(711,441)		(40,359)
Foreign currency translation	201,309	(293,845)	105,793
Balance at end of the year	3,784,593	2,088,929	2,149,340
Customer loyalty
Intangible assets
Balance at beginning of the year	16,125,208	19,601,656
Balance at end of the year	19,404,046	16,125,208	19,601,656
Customer loyalty | Gross carrying amount
Intangible assets
Balance at beginning of the year	18,800,691	21,873,093	13,998,289
Additions from business combination	2,424,568
Foreign currency translation	1,978,138	(3,072,402)	1,215,910
Balance at end of the year	23,203,397	$ 18,800,691	$ 21,873,093
GLA/ARA safflower (Note 6) | Gross carrying amount
Intangible assets
Additions	2,931,699
Disposals	(2,931,699)
RG/RS/OX Wheat
Intangible assets
Balance at end of the year	5,000,000
RG/RS/OX Wheat | Gross carrying amount
Intangible assets
Additions	5,000,000
Balance at end of the year	5,000,000
Verdeca
Intangible assets
Additions from business combination	$ 18,400,000